Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related Parties Transactions and Balances [Abstract]
Schedule of transactions with related parties
	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Payroll, bonuses, share based compensation and related expenses to interested parties employed by the Company	320	285	234
Management fees, consulting fees and bonuses to interested parties hired by the Company	336	185	344
Compensation to directors who are not employed by the Company	80	66	57

Schedule of compensation to key management personnel

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Payroll and other short-term benefits	1,385	1,573	1,073
Bonuses and commissions	173	146	178
Advisory fees	-	-	73
Management fees	336	185	222
Share-based payments	226	219	665
	2,120	2,123	2,211